Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Total Payments	Federal black lung excise taxes	Federal reclamation fees	Black lung benefits	Permitting fees	Alliance Minerals federal income taxes
Total	$ 53,790,903	$ 37,744,649	$ 3,199,192	$ 324,374	$ 22,688	$ 12,500,000
United States | Federal government
Total	$ 53,790,903	$ 37,744,649	$ 3,199,192	$ 324,374	$ 22,688	$ 12,500,000